Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interest income from financial assets measured at amortised cost	R 425	R 276	R 265
Dividend income	19	24	23
Net gain on financial instruments	219	52	43
Investment income	663	R 352	R 331
Equity-linked Deposits
Disclosure of nature of investment income [Line Items]
Increase (decrease) in fair value measurement, assets	R 167